Trade Payables and Trade Payables - Agreements (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables and Trade Payables - Agreements [Abstract]
Schedule of Trade Payables, Net
		As of December 31,
	Note	2024	2023
Trade payables
Products		11,253	10,363
Acquisition of property, plant and equipment		156	158
Service		160	150
Service - related parties	10.1	26	28
Bonuses from suppliers	15.2	(874)	(902)
		10,721	9,797

Trade payables - Agreements
Products	15.1	779	1,070
Acquisition of property, plant and equipment	15.1	159	389
Acquisition of hypermarkets	15.3	-	892
		938	2,351

		11,659	12,148

Current		11,647	12,110
Non-current		12	38